Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	$ 87,449	$ 91,820
Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	87,449	91,820
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	87,449	91,820
Fair Value, Measurements, Recurring | Debt securities issued by U.S. government corporations and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	18,247	30,835
Fair Value, Measurements, Recurring | Obligations of states and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	13,973	14,551
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities		2,053
Fair Value, Measurements, Recurring | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	54,568	43,257
Fair Value, Measurements, Recurring | SBA loan pools
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	661	1,124
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	87,449	91,820
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Debt securities issued by U.S. government corporations and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	18,247	30,835
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Obligations of states and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	13,973	14,551
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities		2,053
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	54,568	43,257
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | SBA loan pools
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	$ 661	$ 1,124